CONCENTRATION	12 Months Ended
Dec. 31, 2012
CONCENTRATION [Abstract]
CONCENTRATION

NOTE 3 - CONCENTRATION

Concentration of major customers and suppliers:

	Year ended December 31,
	2012		2011		2010

Major customers with revenues of more than 10% of the Company's sales
Company A (3rd Party)	$47,193,174	39%	$29,905,914	25%	$37,685,302	32%
Company B (3rd Party)	25,522,442	21%	18,024,885	15%	21,213,241	18%
Company C (Related Party)	-	-	-	-	14,701,440	13%
Total Revenues	$72,715,616	60%	$47,930,799	40%	$73,599,982	63%

	Year ended December 31,
	2012		2011		2010

Major suppliers with purchases of more than 10% of the Company's purchases
Company X (3rd Party)	$39,484,102	44%	$11,261,250	17%	$50,156,639	49%
Company Y (3rd Party)	-	-	15,225,509	22%	25,665,687	25%
Company Z (3rd Party)	30,028,975	33%	27,622,232	41%	15,397,496	15%
Company U (3rd Party)	11,010,434	12%	9,045,436	13%	-	-
Total Purchase	$80,523,511	89%	$63,154,427	93%	$91,219,822	89%

Accounts receivable related to the Company's major customers comprised 56% and 45% of all accounts receivable as of December 31, 2012 and 2011, respectively.

Accounts payable related to the Company's major suppliers comprised nil of all accounts payable as both of December 31, 2012 and 2011.